Significant Accounting Policies and Practices - Schedule of Revenue Recognition (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Revenue Recognition [Line Items]
Total revenue	$ 203,727	$ 291,884	$ 1,278,994	$ 1,498,874
Products and services transferred over time [Member]
Schedule of Revenue Recognition [Line Items]
Total revenue	170,877	275,780	1,207,251	1,451,151
Products transferred at a point in time [Member]
Schedule of Revenue Recognition [Line Items]
Total revenue	$ 32,850	$ 16,104	$ 71,743	$ 47,723